Warrants (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from Warrant Exercises	$ 1,156	$ 0
Tradeable Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercised	3,138,507
Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercised	2,802,703
May Pre Funded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercised	1,156,381
All Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from Warrant Exercises	$ 13,194,335